Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,090,000
Previously Paid Amount	0.00
Total Fee Amount	288.63
Total Offset Amount	0.00
Net Fee	288.63
Narrative - Max Aggregate Offering Price	$ 2,090,000
Final Prospectus	true